Subsidiaries with material non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2021
Subsidiaries with material non-controlling interest
Schedule of non-controlling interests

	Country of
	incorporation	2021, 2020
	and operation	and 2019
		%

Equity interest held by non-controlling interests:
Sociedad Minera El Brocal S.A.A.	Peru	38.57
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	40.00
Minera La Zanja S.R.L.	Peru	46.94
Apu Coropuna S.R.L.	Peru	30.00

	2021	2020	2019
	US$(000)	US$(000)	US$(000)
Accumulated balances of material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	148,792	144,501	161,917
Minera La Zanja S.R.L.	20,064	26,121	33,026
S.M.R.L. Chaupiloma Dos de Cajamarca	1,284	1,648	1,587
Apu Coropuna S.R.L.	65	127	148
	170,205	172,397	196,678

Profit (loss) allocated to material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	4,322	(12,895)	(13,432)
Minera La Zanja S.R.L.	(7,385)	(6,905)	(9,090)
S.M.R.L. Chaupiloma Dos de Cajamarca	4,396	5,201	6,286
Apu Coropuna S.R.L.	(62)	(22)	(14)
Other minor	—	—	(1)
	1,271	(14,621)	(16,251)

Schedule of financial position of subsidiaries

Statements of financial position as of December 31, 2021:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna
	S.A.A.	S.R.L.	Cajamarca	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	190,658	84,953	4,604	556
Non-current assets	504,173	41,490	323	400
Current liabilities	(158,745)	(25,381)	(1,718)	—
Non-current liabilities	(168,774)	(61,150)	—	(740)

Equity, net	367,312	39,912	3,209	216

Attributable to:
Shareholders of the Group	218,520	19,848	1,925	151
Non-controlling interests	148,792	20,064	1,284	65

	367,312	39,912	3,209	216

Statements of financial position as of December 31, 2020:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna
	S.A.A.	S.R.L.	Cajamarca	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	166,396	104,076	6,814	2,064
Non-current assets	553,754	30,486	—	169
Current liabilities	(170,896)	(22,329)	(2,694)	(1,071)
Non-current liabilities	(195,809)	(56,587)	—	(740)

Equity, net	353,445	55,646	4,120	422

Attributable to:
Shareholders of the Group	208,944	29,525	2,472	295
Non-controlling interests	144,501	26,121	1,648	127

	353,445	55,646	4,120	422

Schedule of statement of profit or loss of subsidiaries

Statements of profit or loss for the years 2021, 2020 and 2019:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna	Other
	S.A.A.	S.R.L.	Cajamarca	S.R.L.	minor
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2021 -
Revenues	410,390	39,380	15,928	—	—
Profit (loss) for the year	10,562	(10,218)	10,989	(206)	—
Attributable to non-controlling interests	4,322	(7,385)	4,396	(62)	—

Year 2020 -
Revenues	255,275	33,033	18,638	—	—
Profit (loss) for the year	(31,541)	(14,712)	13,004	(44)	—
Attributable to non-controlling interests	(12,895)	(6,905)	5,201	(22)	—

Year 2019 -
Revenues	299,252	43,520	22,297	—	—
Profit (loss) for the year	(32,855)	(19,364)	15,715	(48)	(17)
Attributable to non-controlling interests	(13,432)	(9,090)	6,286	(14)	(1)

Schedule of cash flow statement

Statements of cash flow for the years 2021, 2020 and 2019:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna
	S.A.A.	S.R.L.	Cajamarca	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)

Year 2021 -
Operating activities	104,858	(50,647)	10,838	(1,227)
Investing activities	(37,618)	(998)	—	—
Financing activities	(57,176)	—	(11,900)	—

	10,064	(51,645)	(1,062)	(1,227)

Year 2020 -
Operating activities	53,304	(5,751)	13,738	(74)
Investing activities	(24,699)	(825)	—	—
Financing activities	(1,954)	—	(12,850)	—

	26,651	(6,576)	888	(74)

Year 2019 -
Operating activities	1,545	(908)	16,040	—
Investing activities	(28,259)	(1,629)	—	—
Financing activities	(405)	(763)	(16,250)	1,032
	(27,119)	(3,300)	(210)	1,032